Acquisition (Details) - USD ($)			12 Months Ended
	Mar. 28, 2023	Jan. 05, 2023	Dec. 31, 2023
Acquisition (Details) [Line Items]
Appraisal price percentage		90.00%
Newly issued shares (in Shares)	1,151,869	478,747
Fair value of shares (in Dollars)	$ 24,078,675	$ 12,640,062
Recognized loss (in Dollars)			$ 300,000
Percentage of acquisition	35.00%
Recognized gain (in Dollars)			2,700,000
Impairment of goodwill (in Dollars)			8,580,543
Minimum [Member]
Acquisition (Details) [Line Items]
Impairment of intangible asset and goodwill (in Dollars)			2,272,829
Maximum [Member]
Acquisition (Details) [Line Items]
Impairment of intangible asset and goodwill (in Dollars)			$ 21,105,559
Smartconn Acquisition [Member]
Acquisition (Details) [Line Items]
Equity interest percentage			19.99%
Boxinrui Acquisition [Member]
Acquisition (Details) [Line Items]
Equity interest percentage			35.00%
Smartconn Acquisition [Member]
Acquisition (Details) [Line Items]
Equity interest		31.00%
Consideration amount (in Dollars)		$ 173,243
Smartconn Acquisition [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Acquisition percentage		19.99%
Intangible assets			5 years
Smartconn Acquisition [Member] | Maximum [Member]
Acquisition (Details) [Line Items]
Acquisition percentage		50.99%
Intangible assets			10 years
Boxinrui Acquisition [Member]
Acquisition (Details) [Line Items]
Acquisition percentage	100.00%
Equity interest	65.00%
Business Combination [Member]
Acquisition (Details) [Line Items]
Intangible assets			10 years